Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (407,235)	$ (62,412)	¥ (169,156)	¥ (177,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	33,309	5,105	31,359	24,679
Allowance for doubtful accounts	13,665	2,094	11,932	907
Allowance for Contract Assets	3,497	536	0	0
Inventory write down	911	140	432
Loss on disposal of equipment	221	34	184	37
Share of loss from an equity method investee	275	42	230	422
Share-based compensation	173,220	26,547	22,792	5,095
Accrued interest	0	0	1,811	3,738
Change in fair value of warrant liability	(3,503)	(537)	2,839	0
Changes in operating assets and liabilities:
Inventories	(9,444)	(1,447)	(8,122)	(32,251)
Accounts receivable	(13,042)	(1,999)	(65,947)	4,163
Contract assets	(25,122)	(3,850)	(196)	642
Prepayments and other current assets	7,900	1,211	(14,574)	(20,172)
Amounts due from related parties	75,222	11,528	(56,191)	(31)
Other non-current assets	0	0	(2,619)	(3,112)
Accounts payable	25,843	3,961	(3,320)	2,202
Deferred revenue	24,863	3,810	(6,307)	27,264
Accrued liabilities and other current liabilities	29,589	4,535	25,847	11,979
Customer deposits	(2,984)	(457)	1,964	1,165
Deferred government grants	(728)	(112)	(999)	1,990
Net cash used in operating activities	(73,543)	(11,271)	(228,041)	(148,780)
Cash flows from investing activities:
Proceeds from maturity of short-term investment	318,000	48,736	107,603	130,684
Proceeds from disposal of equipment	647	99	98	122
Prepayment of property and equipment	(15,286)	(2,343)	(2,361)	(1,381)
Purchase of property and equipment	(60,287)	(9,238)	(42,972)	(23,187)
Purchase of intangible assets	(3,966)	(608)	(401)	(147)
Purchase of long-term investment	0	0	(38,710)	0
Purchase of short-term investments	(348,420)	(53,398)	(369,917)	0
Net cash generated from (used in) investing activities	(109,312)	(16,752)	(346,660)	106,091
Cash flows from financing activities:
Proceeds from long-term borrowings	18,208	2,790	14,720	96,606
Proceeds from short-term borrowings	5,000	766	0	0
Proceeds from IPO and concurrent private placement ("CPP"), net of issuance costs	1,851,879	283,813	0	0
Proceeds received from capital injection	701	107	0	0
Proceeds from issuance of convertible preferred shares and warrant	269,971	41,375	657,492	2,000
Proceeds from issuance of Class A ordinary shares in connection with Employee Share Incentive Plans	67,262	10,308	0	0
Capital lease obligations payments	(4,893)	(750)	(4,664)	(2,545)
Repurchase of ordinary shares	0	0	(3,636)	0
Repayment of short-term borrowings	(5,000)	(767)	(4,630)	(3,000)
Repayment of convertible notes	(38,909)	(5,963)	(87,024)	(8,168)
Repurchase of convertible preferred shares	(3,500)	(536)	(523)	(1,500)
Net cash generated from financing activities	2,165,719	331,910	571,735	83,393
Effect of exchange rate on cash, cash equivalents and restricted cash	(155,902)	(23,893)	5,876	(159)
Net increase cash, cash equivalents and restricted cash	1,826,962	279,994	2,910	40,545
Cash, cash equivalents and restricted cash at the beginning of year	98,244	15,057	95,334	54,789
Cash, cash equivalents and restricted cash at the end of year	1,925,206	295,051	98,244	95,334
Supplemental disclosures of cash flow information:
Interest expense paid	3,549	544	10,621	13,830
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets	629	96	2,415	0
Purchase of property and equipment included in accounts payable	(2,709)	(415)	(599)	(190)
Purchase of property and equipment included in capital lease obligations	0	0	7,694	7,573
Extinguishment of warranty liability through exercise of warrant	19,740	3,025	0	0
Conversion of convertible notes into Series C convertible preferred shares	0	0	127,982	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,895,308	290,469	94,235	93,341
Restricted cash	29,898	4,582	4,009	1,993
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	¥ 1,925,206	$ 295,051	¥ 98,244	¥ 95,334